Accrued Expenses and other payables	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Expenses and other payables [Abstract]
Accrued Expenses and other payables

5. Accrued Expenses and other payables

Accrued expenses and other payables consisted of the following:

	September 30, 2015	December 31, 2014

Patent fees	$35,000	$40,000
Deferred rent	54,957	51,155
Compensation and related benefits	92,233	519,092
Accrued professional services fees	836,333	—
Accrued clinical trial expense	1,055,651	195,721
	$2,074,174	$805,968

5.

Accrued Expenses

Accrued expenses consist of the following at:

	December 31,
	2014	2013

Compensation and related benefits	$519,092	$356,588
Patent fees	40,000	40,000
Deferred Rent	51,155	—
Accrued clinical trial expense	195,721	106,462
	$805,968	$503,050